Leases - Lease liability maturity analysis (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	£ 598	£ 629
Not more than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	81	91
One to two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	77	70
Two to three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	74	60
Three to four years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	66	58
Four to five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	60	55
Five to ten years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	210	227
Greater than ten years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	£ 30	£ 68